SEGMENT INFORMATION	6 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

12.   SEGMENT INFORMATION

The following tables present information with respect to the Group´s reporting segments:

	Seed and
	integrated	Crop	Crop
Period ended December 31, 2019	products	protection	nutrition	Consolidated

Revenues
Sale of goods and services	18,191,663	50,376,063	28,718,480	97,286,206
Royalties	1,216,161	—	—	1,216,161
Others
Government grants	24,236	—	—	24,236
Initial recognition and changes in the fair value of biological assets	—	719,343	—	719,343
Total	19,432,060	51,095,406	28,718,480	99,245,946

Cost of sales	(7,257,723)	(28,626,084)	(17,423,995)	(53,307,802)
Gross margin per segment	12,174,337	22,469,322	11,294,485	45,938,144
% of Segment Revenue	63%	44%	39%	46%

	Seed and
	integrated	Crop	Crop
Period ended December 31, 2018	products	protection	nutrition	Consolidated

Revenues
Sale of goods and services	18,962,636	46,435,705	26,141,232	91,539,573
Royalties	518,933	—	—	518,933
Others
Government grants	12,960	—	—	12,960
Total	19,494,529	46,435,705	26,141,232	92,071,466

Cost of sales	(6,285,219)	(26,078,960)	(15,288,500)	(47,652,679)
Gross margin per segment	13,209,310	20,356,745	10,852,732	44,418,787
% of Segment Revenue	68%	44%	42%	48%